Angel Oak Mortgage Trust 2024-2 ABS-15G

Exhibit 99.43

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Verified Value	Bid Tape Value	Comment
2024020001			XXX	GSE Eligible Flag	XXX	XXX
2024020003			XXX	GSE Eligible Flag	XXX	XXX
2024020004			XXX	GSE Eligible Flag	XXX	XXX
2024020200			XXX	GSE Eligible Flag	XXX	XXX
2024020001			XXX	Interest Rate	XXX	XXX
2024020003			XXX	Interest Rate	XXX	XXX
2024020004			XXX	Interest Rate	XXX	XXX